REVENUE FROM CONTRACTS WITH CUSTOMERS	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 12 REVENUE FROM CONTRACTS WITH CUSTOMERS

All our revenue from contracts with customers as defined in ASC 606 is recognized within Noninterest income. The following table presents Noninterest income by revenue stream for the three months ended March 31, 2021 and 2020.

	For the three months ended
	March 31,
(Dollars in thousands)	2021	2020
Service charges and fees	$832	$851
Card processing and interchange income	864	753
Net gain on sale of securities available-for-sale(1)	—	4
Insurance and investment fees	226	132
Other noninterest income	207	425
Total Noninterest Income	$2,129	$2,165

(1)	Not within the scope of ASU 2014-09